LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 1,865	$ 1,045
Less - current maturities	(370)	(658)
Long-term debt, excluding current maturities	1,495	387
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt		381
U.S. dollar [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	3.50%
U.S. dollar [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.00%
NIS [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,659	664
NIS [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	3.10%
NIS [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	3.35%
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 206